Consolidated Statement of Comprehensive Income - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Consolidated Net Profit / (Loss)	€ 97,890,576	€ (103,014,058)	€ (56,172,121)
Items that will not be reclassified to Profit or Loss
Change in Fair Value of Shares through Other Comprehensive Income	1,260,132	(1,160,160)	(127,458)
Items that may be reclassified to Profit or Loss
Foreign Currency Translation Differences from Consolidation	2,247,005	75,332	(83,432)
Other Comprehensive Income	3,507,137	(1,084,828)	(210,890)
Total Comprehensive Income	€ 101,397,713	€ (104,098,886)	€ (56,383,011)